Commitments and contingencies (Narrative) (Details) $ in Thousands	Dec. 31, 2020 USD ($)
Canada [Member]
Statements [Line Items]
Capital commitments	$ 22,539
Canada [Member] | Amounts which can be terminated [Member]
Statements [Line Items]
Capital commitments	19,014
Peru [Member] | Amounts which can be terminated [Member]
Statements [Line Items]
Capital commitments	39,078
Rosemont project in Arizona [Member]
Statements [Line Items]
Capital commitments	179,656
Rosemont project in Arizona [Member] | Amounts which can be terminated [Member]
Statements [Line Items]
Capital commitments	$ 89,312